Investments in Companies Accounted for at Equity - Schedule of Fair Value of TSG's Dividend Preference Derivative (Details) - Investment in TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in Companies Accounted for at Equity - Schedule of Fair Value of TSG's Dividend Preference Derivative (Details) [Line Items]
Opening balance	$ 3,000	$ 3,000
Increase in fair value recognized in profit or loss	657	85
Currency exchange rate in other comprehensive income (loss)	(5)	(85)
Closing balance	$ 3,652	$ 3,000